BlackRock Funds II
BlackRock Income Portfolio
BlackRock Income Builder Portfolio

Supplement to the Prospectus dated August 6, 2010

The following changes are made to the Prospectus of BlackRock Income Portfolio and BlackRock Income Builder Portfolio (each, a “Fund” and together, the “Funds”), each a series of BlackRock Funds II.

The section in the Prospectus captioned “Fund Overview — BlackRock Income Portfolio — Portfolio Managers” is amended as follows:

Name	Portfolio Manager of the Fund Since	Title

Matthew Marra	2009	Managing Director of BlackRock, Inc.

Robert Shearer, CFA	2008	Managing Director of BlackRock, Inc.

Kathleen Anderson	2009	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Fund Overview — BlackRock Income Builder Portfolio — Portfolio Managers” is amended as follows:

Name	Portfolio Manager of the Fund Since	Title

Matthew Marra	2009	Managing Director of BlackRock, Inc.

Robert Shearer, CFA	2008	Managing Director of BlackRock, Inc.

Kathleen Anderson	2009	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the Funds” is amended as follows:

The information about the Funds’ portfolio managers is deleted in its entirety and replaced with the following:

The Funds are managed by a team of investment professionals comprised of Matthew Marra, Robert Shearer, CFA, and Kathleen Anderson. Mr. Marra is primarily responsible for the Funds’ fixed-income (including underlying fund) investments and Mr. Shearer and Ms. Anderson are primarily responsible for the Funds’ equity investments. For more information about the Fund’s portfolio management team, see the discussion in the “Management of the Funds — Portfolio Management Information” section of this Prospectus.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information” is amended as follows:

The information about the Funds’ portfolio managers is deleted in its entirety and replaced with the following:

The Funds are managed by a team of investment professionals comprised of Matthew Marra, Robert Shearer, CFA, and Kathleen Anderson. Mr. Marra is primarily responsible for the Funds’ fixed-income (including underlying fund) investments and Mr. Shearer and Ms. Anderson are primarily responsible for the Funds’ equity investments.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew Marra	Responsible for the Funds’ fixed-income (including underlying fund) investments	2009	Managing Director of BlackRock, Inc, since 2006; Director of BlackRock, Inc. from 2002 to 2005.
Robert Shearer, CFA	Responsible for the Funds’ equity investments	2008	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”), from 2000 to 2006.
Kathleen Anderson	Responsible for the Funds’ equity investments	2009	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Director of MLIM from 2000 to 2006.

Shareholders should retain this Supplement for future reference.

Code# PRO-INC-0810SUP